CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2022
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
There were no material contractual commitments for capital expenditures as at December 31, 2022.
(b)Lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$368	$355
1 to 5 years	920	856
5+ years	843	959
Total	$2,131	$2,170